UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Asset Management
Address: 8200 Greensboro Drive, Suite 1550
         McLean, VA  22102

13F File Number:  28-10611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Bender
Title:     Chief Financial Officer
Phone:     703-269-1900

Signature, Place, and Date of Signing:

      /s/ Daniel Bender     McLean, VA     October 31, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $196,019 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAMES INVT CORP MD             COM              00253G108      983   279200 SH       SOLE                   279200        0        0
ADVANCE AUTO PARTS INC         COM              00751Y106     6819   207010 SH       SOLE                   207010        0        0
AMERICREDIT CORP               COM              03060R101    13708   548530 SH       SOLE                   548530        0        0
APACHE CORP                    COM              037411105     3053    48300 SH       SOLE                    48300        0        0
ASHFORD HOSPITALITY TR INC     COM SHS          044103109     7321   613700 SH       SOLE                   613700        0        0
BUSINESS OBJECTS S A           SPONSORED ADR    12328X107     3835   112500 SH       SOLE                   112500        0        0
CAPITALSOURCE INC              COM              14055X102     3616   140051 SH       SOLE                   140051        0        0
CARNIVAL CORP                  PAIRED CTF       143658300    13677   290810 SH       SOLE                   290810        0        0
CITIGROUP INC                  COM              172967101     6139   123600 SH       SOLE                   123600        0        0
CONSECO INC                    COM NEW          208464883     2084    99300 SH       SOLE                    99300        0        0
EMBARQ CORP                    COM              29078E105     3751    77540 SH       SOLE                    77540        0        0
ENCORE CAP GROUP INC           COM              292554102     1896   146100 SH       SOLE                   146100        0        0
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107     3805   100000 SH       SOLE                   100000        0        0
GRUPO AEROPORTUARIO DEL PAC    SPON ADR B       400506101     6589   193800 SH       SOLE                   193800        0        0
HORIZON OFFSHORE INC           COM NEW          44043J204     5124   299620 SH       SOLE                   299620        0        0
MAUI LD & PINEAPPLE INC        COM              577345101     4738   159700 SH       SOLE                   159700        0        0
NEXEN INC                      COM              65334H102      374     7000 SH       SOLE                     7000        0        0
PENN NATL GAMING INC           COM              707569109    22002   602470 SH       SOLE                   602470        0        0
PETROHAWK ENERGY CORP          COM              716495106    11663  1121420 SH       SOLE                  1121420        0        0
Quanta Capital Holding Ltd     COM              74763S209     4153  2257203 SH       SOLE                  2257203        0        0
QUEST RESOURCE CORP            COM NEW          748349305     7696   866700 SH       SOLE                   866700        0        0
REPUBLIC AWYS HLDGS INC        COM              760276105    23890  1539330 SH       SOLE                  1539330        0        0
RETAIL VENTURES INC            COM              76128Y102      212    13768 SH       SOLE                    13768        0        0
RIVIERA HLDGS CORP             COM              769627100     8139   398408 SH       SOLE                   398408        0        0
ROSETTA RESOURCES INC          COM              777779307     3958   230500 SH       SOLE                   230500        0        0
SEABRIGHT INSURANCE HLDGS IN   COM              811656107     8210   587680 SH       SOLE                   587680        0        0
SKYWEST INC                    COM              830879102     2636   107500 SH       SOLE                   107500        0        0
VIACOM INC NEW                 CL B             92553P201     5518   148420 SH       SOLE                   148420        0        0
WASHINGTON GROUP INTL INC      COM NEW          938862208     7307   124145 SH       SOLE                   124145        0        0
WYNDHAM WORLDWIDE CORP         COM              98310W108     3123   111670 SH       SOLE                   111670        0        0